Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Liabilities

($ millions)	2021	2020
Long-term compensation liability	40.6	10.0
Lease liability	25.5	26.4
Decommissioning liability	34.2	57.4
Other current liabilities	100.3	93.8